Acquisitions and Divestitures - Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas (Detail)	Aug. 31, 2017
Discount Rate | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input	0.0950
Reserve risk factor | Minimum
Business Acquisition [Line Items]
Acquisition, measurement input	0.35
Reserve risk factor | Maximum
Business Acquisition [Line Items]
Acquisition, measurement input	1.00
Reserve risk factor | Possible Reserves
Business Acquisition [Line Items]
Acquisition, measurement input	0.35
Reserve risk factor | Probable Reserve
Business Acquisition [Line Items]
Acquisition, measurement input	0.75
Reserve risk factor | Proved Undeveloped Reserves
Business Acquisition [Line Items]
Acquisition, measurement input	0.90
Price Escalation | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input	0.0200
Oil (mbbl) | Oil price | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX WTI forward curve
Natural Gas (mmcf) | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX Henry Hub forward curve
NGLs (mbbl) | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	39% of oil price
NGLs (mbbl) | Oil price | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input	0.39